Lease - Summary of Lease Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Operating lease cost	¥ 46,102	¥ 8,293
Short term lease cost	385	622
Total lease cost	¥ 46,487	¥ 8,915